NOTE 7 - CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Notes
NOTE 7 - CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES

NOTE 7 – CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES

The Company has a collateralized convertible debt obligation with an unaffiliated entity outstanding at December 31, 2019 and 2018 as follows:

Note (A)	Principal	Less Debt Discount	Plus Premium	Net Note Balance	Accrued Interest

December 31, 2019	$ 290,000 (1)	$ 0 -	$ 0-	$ 290,000	$ 27,596
December 31, 2018	$ 300,000 (1)	$ (17,812)	$ 219,998	$ 502,186	$ 7,787

(1) Collateralized by the Company’s assets, including accounts receivable, cash and equivalents, inventory, property, equipment, intangibles.  At December 31, 2019 and 2018, the Company’s assets consisted of cash and equivalents of $163 and $121,739 (respectively), inventory/prepaid inventory of $80,404 and $150,000 (respectively), and intangible assets of $275,000, for total carrying value of $355,567 and $546,739 (respectively).

(A)    On September 24, 2018 (the “Date of Issuance”) the Company issued a convertible promissory note (the “Note”) with a face value of $300,000, maturing on September 24, 2019, and a stated interest of 10% to a third-party investor. The default interest rate of 24% has been in effect since the September 24, 2019 maturity date lapsed. The note is convertible at any time after 1 month of the funding of the note into a variable number of the Company's common stock, based on a conversion rate of 50% of the lowest trading price for the 25 days prior to conversion. The note was funded on September 28, 2018, whereby the Company received proceeds of $276,250, after disbursements for the lender's transaction costs, fees and expenses which in aggregate resulted in a total discount of $23,750 to be amortized to interest expense over the life of the note. Additionally, the note’s variable conversion rate component requires that the note be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the note’s undiscounted face value being deemed a premium to be added to the principal balance and amortized to additional paid-in capital over the life of the note. As such, the Company recorded a premium on the note of $299,998 as a reduction to additional paid-in capital based on a discounted “if-converted” rate of $1.825 per share (50% of the lowest trading price during the 25 days preceding the note's issuance), which computed to 164,383 shares of 'if-converted' common stock with a redemption value of $599,998 due to $3.65 per share fair market value of the Company's stock on the note's date of issuance. Debt discount amortization is recorded as interest expense, while debt premium amortization is recorded as an increase to additional paid-in capital. During the year ended December 31, 2018, the Company recorded $80,000 of premium amortization to additional paid-in capital, and amortization of debt discount of $5,938.  During the year ended December 31, 2019, the Company recorded $219,998 of premium amortization to additional paid-in capital, and amortization of debt discount of $17,812.  This note is currently in default (Note 10).

Along with the Note, on the Date of Issuance the Company issued 42,857 Common Stock Purchase Warrants (the “Warrants”), exercisable immediately at a fixed exercise price of $3.50 with an expiration date of September 24, 2023.  The Company has determined that the Warrants are exempt from derivative accounting and were valued at $86,750 on the Date of Inception using the Black Scholes Options Pricing Model.  Assumptions used for the Black Scholes Options Pricing Model include (1) stock price of $3.65 per share, (2) exercise price of $3.50 per share, (3) expected term of 5 years, (4) expected volatility of 3.87% and (5) risk free interest rate of 2.96%.  The note proceeds of $300,000 were then allocated between the fair value of the promissory note ($300,000) and the Warrants ($86,750), resulting in a debt discount of $67,292.  As the warrants are exercisable immediately, this debt discount was amortized in its entirety to interest expense on the Date of Issuance.

During the year ended December 31, 2019, the Company paid $10,000 towards principal on the Note, and $12,350 of accrued interest and $250 in conversion fees ($12,600 total) was converted into 30,000 shares of common stock.

In March 2014, the Company issued a $40,000 convertible promissory note to the sole officer and director of the Company and a $15,000 convertible promissory note to another affiliated shareholder (the “Convertible Notes”). The Convertible Notes had a term of one year expiring March 2015, and are now payable on demand, and accrue interest at the rate of 12% per annum. The holders of the Convertible Notes, may, at their option, convert all or any portion of the outstanding principal balance of, and all accrued interest on the Convertible Notes into shares of the Company’s common stock, par value $0.001 per share, at a conversion rate of $1.00 per share. For the years ended December 31, 2019 and 2018 additional interest accrued on these Notes in the amount of $6,600 and $6,600, respectively.  During the year ended December 31, 2019, $10,000 of accrued interest was converted into 5,000 shares of Preferred Stock valued at $228, resulting in a $9,772 gain being recorded as forgiveness of related party debt in additional paid-in capital (Note 11).  No principal or interest has been paid on these Notes.  As of December 31, 2019 and 2018, the balance due to these related parties for these Notes was principal of $55,000 and $55,000, respectively, and accrued interest of 28,081 and $31,481, respectively. (See Note 8)